Note 14 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of financial assets and liabilities [text block]
All amounts in Canadian dollars	US dollar	Mexican peso
Cash and cash equivalents	$250,280	$326,344
Gold in trust	955,781	-
Total assets	$1,206,061	$326,344

Trade and other payables	$72,642	$39,000
Gold loan payable	2,842,756	-
Derivatives financial liabilities	375,417	-
Total liabilities	$3,290,815	$39,000

Net assets	$(2,084,754)	$287,344

Disclosure of fair value of financial instruments [text block]
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Derivative financial liabilities	-	375,417	-	375,417